INCOME TAXES - Components of tax OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ (8)	$ (60)	$ 7
Other	5	(14)	(7)
Revaluation surplus
Origination and reversal of temporary differences	115	(679)	(882)
Relating to changes in tax rates / imposition of new tax laws	0	34	(162)
Total deferred income taxes	$ 112	$ (719)	$ (1,044)